EQUITY METHOD INVESTMENT (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($) a	May 31, 2021 USD ($) a $ / shares shares	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) a shares	Dec. 31, 2021 USD ($) a $ / shares shares	Jan. 02, 2023	May 14, 2021
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares
Investments							$ 2,680,000
Investment carrying value, impaired							$ 2,089,337
Area of land | a		1,100	20		20		20	20
Shares issued | shares							3,000,000	3,000,000
Loss from equity investment				$ (140,989)		$ (182,093)	$ (422,493)	$ (168,170)
Securities Purchase Agreement [Member] | Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, percentage of voting interests acquired	75.00%
Contractual consideration	$ 13,500,000
Area of land | a	1,100
Rancho Costa Verde Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investement	75.00%	25.00%					25.00%		25.00%	25.00%
Rancho Costa Verde Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares exchanged | shares		3,000,000
Share price | $ / shares		$ 0.86
Fair value of equity investment		$ 100,000
Consideration amount	$ 13,500,000	$ 2,680,000
Investments							$ 0	2,511,830
Area of land | a		1,100
Investments cost							2,680,000
Loss from equity investment							422,493	$ 168,170
Investment carrying value							$ 2,089,337
Rancho Costa Verde Development, LLC [Member] | Equity Investees Interest [Member]
Schedule of Equity Method Investments [Line Items]
Equity investement		25.00%